INTERBANK BORROWINGS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	$ 1,788,626	$ 1,698,357
Loans From Domestic Financial Institutions [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings		480
Loans From Domestic Financial Institutions [Member] | Due Within 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings		480
Loans From Domestic Financial Institutions [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member] | Due After 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings